GOODWILL (Narrative) (Details) € in Thousands, kr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 SEK (kr)
Goodwill	$ 746	$ 681	$ 695
Goodwill accumulated impairment losses	1,615	1,501	1,525
Goodwill impairment			1,563
Procheck International B.V [Member]
Goodwill impairment			$ 314
Abydos Consultores de Sistemas S.L.U [Member]
Ownership interest			100.00%	100.00%	100.00%
Goodwill			$ 215
Goodwill accumulated impairment losses			$ 222
Abydos Consultores de Sistemas S.L.U [Member] | Euro Member Countries, Euro [Member]
Goodwill | €				€ 188
Goodwill accumulated impairment losses | €				€ 188
Detact Security Solution AB [Member]
Ownership interest			100.00%	100.00%	100.00%
Goodwill			$ 1,027
Goodwill accumulated impairment losses			$ 1,007
Detact Security Solution AB [Member] | Sweden, Kronor
Goodwill | kr					kr 9,005
Goodwill accumulated impairment losses | kr					kr 9,005